Financing Arrangements - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2014	Sep. 30, 2020	May 31, 2020	Mar. 31, 2020	Dec. 31, 2011
Line of Credit Facility [Line Items]
Outstanding letters of credit and bank guarantees				$ 93,554,000
Short-term loan outstanding				100,000,000
Senior Notes [Member]
Line of Credit Facility [Line Items]
Short-term loan	$ 650,000,000
Debt Interest rate	2.538%
Debt issue cost	$ 6,121,000
Interest Expense Debt				4,562,000
Long Term Debt Fair Value				674,512,000
Senior Notes [Member] | Accrued Liabilities [Member]
Line of Credit Facility [Line Items]
Accrued Interest Current				4,418,000
Senior Notes [Member] | Long-term Debt [Member]
Line of Credit Facility [Line Items]
Noncurrent outstanding principal portion				$ 650,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility							$ 500,000,000
Revolving credit facility, maturity term				5 years
Revolving credit facility, maturity period		2022-12	2019-12
Borrowings under the revolving credit facility						$ 300,000,000
Repayments of revolving credit facility	300,000,000
Repayments of short term loans	$ 50,000,000
Outstanding borrowings				$ 0
Short-term loan outstanding					$ 100,000,000